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                           SEI OPPORTUNITY FUND, L.P.

                          SUPPLEMENT DATED JULY 8, 2005
                     TO THE PROSPECTUS DATED MARCH 21, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At a meeting held on June 22, 2005, the Board of Directors of the SEI Opportunity Fund, L.P. (the "Fund") and SEI Opportunity Master Fund, L.P. (the "Master Fund") authorized SEI Investments Management Corporation ("SIMC") to directly manage a portion of the assets of the Fund and the Master Fund without utilizing an investment sub-adviser. The current sub-adviser to the Fund and Master Fund is Pacific Alternative Asset Management Company ("PAAMCO"). The Board granted SIMC the authority to determine in SIMC's discretion the portion of the portfolio that will be managed directly by SIMC, and the portion that will be allocated to PAAMCO. It is expected that SIMC will take on direct management responsibilities for larger portions of the portfolio over time. This change was approved by the Board based upon a review of SIMC's investment personnel and capabilities, and in consideration of concerns that the growth of the Fund and Master Fund will make it increasingly difficult, due to regulatory limitations on the Fund's investments, for PAAMCO to fully implement its desired investment program. These actions do not reflect dissatisfaction by SIMC or the Board with the investment performance of PAAMCO.

Accordingly, the "Adviser" and "Sub-Adviser" sub-sections on page 2 under the section entitled "Summary of Terms" are hereby deleted and replaced with the following:

ADVISER: SEI Investments Management Corporation (the "Adviser"), a Delaware corporation and registered investment adviser, serves as the investment adviser for the Fund and the Master Fund. The Adviser is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to investment advisory agreements between the Adviser and each of the Fund and the Master Fund (the
                                            "Investment Advisory Agreements"),
                                            the Adviser is responsible for the
                                            day-to-day investment management of
                                            a portion of the Fund's and the
                                            Master Fund's assets with respect to
                                            Hedge Fund investments, under the
                                            supervision of the Board of
                                            Directors of the Fund and the Master
                                            Fund. In providing its services, the
                                            Adviser manages a portion of the
                                            assets directly, and has delegated
                                            the investment management of the
                                            remainder of the assets to the
                                            Sub-Adviser. The Adviser oversees
                                            the investment sub-advisory services
                                            provided to the Fund and the Master
                                            Fund

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                                            by the Sub-Adviser. For more
                                            information on the Adviser, see
                                            "Management -- Adviser" in this
                                            Prospectus and "Investment Advisory
                                            and Other Services -- Adviser and
                                            Sub-Adviser" in the Statement of
                                            Additional Information.

SUB-ADVISER:                                Pacific Alternative Asset Management
                                            Company, LLC, a California limited
                                            liability company (the
                                            "Sub-Adviser"), serves as
                                            sub-adviser to a portion of the
                                            assets of the Fund and the Master
                                            Fund. The Sub-Adviser is located at
                                            1920 Main Street, Suite 500, Irvine,
                                            California 92614. Pursuant to
                                            investment sub-advisory agreements
                                            between the Sub-Adviser and the
                                            Adviser in respect of the Fund and
                                            the Master Fund (the "Sub-Advisory
                                            Agreements"), the Sub-Adviser is
                                            responsible for the day-to-day
                                            investment management of Hedge Fund
                                            investments within the portion of
                                            the Fund's and the Master Fund's
                                            assets allocated to it by the
                                            Adviser, under the supervision of
                                            the Adviser and the Boards of
                                            Directors of the Fund and the Master
                                            Fund (the "Boards"). The Sub-Adviser
                                            is compensated for its services
                                            directly by the Adviser, and does
                                            not receive any fee or other
                                            compensation from the Fund or the
                                            Master Fund. For more information
                                            regarding the Sub-Adviser, see
                                            "Management -- Sub-Adviser" in this
                                            Prospectus and "Investment Advisory
                                            and Other Services -- Adviser and
                                            Sub-Adviser" in the Statement of
                                            Additional Information.

The "Investment Process" sub-section on page 14 under the section entitled "Investment Objectives and Strategies" is hereby deleted and replaced with the following:

      INVESTMENT PROCESS

      The Adviser and the Sub-Adviser (collectively, the "Investment Advisers") invest the Master Fund's assets in accordance with the investment objective and approach described above. A description of certain aspects of the current investment process follows; however, the investment process is flexible and will evolve on an ongoing basis and may diverge from this description in the future.

      The investment process can be divided into three parts: PORTFOLIO CONSTRUCTION, MANAGER SELECTION, and MONITORING.

      The PORTFOLIO CONSTRUCTION process is designed to structure the portfolio in an attempt to meet its investment objective. From time to time the Investment

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      Advisers will set target allocations reflecting the percentage of the
      Master Fund's assets to be allocated to each investment strategy, based on projections of expected risk and return for each strategy.

      The MANAGER SELECTION process consists of: manager sourcing, preliminary screening, detailed due diligence - including risk assessment for business, investment and operational risks - and background checks. The goal of manager selection is to find portfolio managers responsible for managing Hedge Funds ("Hedge Fund Managers") who can consistently deliver attractive risk-adjusted returns within the strategies they implement.

      Hedge Fund Managers are sourced in a variety of ways, including public databases, industry sell-side contacts, hedge fund manager networks, and managers themselves (manager-initiated contact).

      Preliminary screening is meant to eliminate hedge funds that will not be considered for investment and do not warrant detailed due diligence efforts. In order to survive the preliminary screening, a hedge fund's manager must have a well-defined strategy for generating returns, must articulate risk exposures within the strategy and how they are managed, and must have an adequate level of business infrastructure. Preliminary screening occurs through telephone calls or onsite meetings with the manager.

      Hedge funds that satisfy the preliminary screening criteria and have strong potential undergo a more rigorous evaluation. Due diligence includes portfolio/performance analysis, telephone calls, and in-person office visits. Key areas of assessment include experience of personnel, investment strategy, investment process, business risk and portfolio implementation. Past audits, fund documents, and reference checks are all reviewed in detail where available. Contacts for references on key investment professionals may include previous employers, competitors, and other persons familiar with the manager's strategy. The Boards of the Fund and the Master Fund have adopted procedures requiring that each Investment Adviser, in connection with its due diligence review of a hedge fund, determine that the valuation methodologies used by such hedge fund are generally consistent with those used by the Fund and Master Fund. The Master Fund will not invest in hedge funds that are unwilling or unable to provide information necessary for the Investment Advisers to conduct their due diligence review.

      The final step in the manager selection process is adding a hedge fund manager to the internal list of eligible managers. Additions of new managers are made during investment committee meetings. During the meeting, the portfolio manager responsible for reviewing a new manager briefs the committee on the background of the manager and the findings of the due diligence process. The investment committee then votes whether to add the manager to the list of eligible managers.

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      PORTFOLIO MONITORING occurs on an ongoing basis. Portfolio monitoring includes routine contact with a fund's managers, portfolio/performance review, and risk exposure reporting. The investment strategies pursued by a fund manager and the implementation of the investment strategies by such managers also are reviewed in discussions with the managers. At regular intervals formal risk reports are generated that indicate the risk exposures of each fund and for the aggregate portfolio as a whole. The Master Fund will not maintain investments in Hedge Funds that consistently fail to provide information necessary for satisfactory portfolio monitoring.

      The Investment Advisers provide the Boards of the Fund and the Master Fund with regular reports concerning the status of their portfolio monitoring activities, including risk exposure reporting and valuation monitoring.

In addition, the following paragraph is hereby added at the end of the sub-section "The Adviser" beginning on page 37 under the section entitled "Management":

      Keith Pivik, Senior Portfolio Manager for alternative investment strategies at the Adviser, serves as portfolio manager for the portion of the Fund's and the Master Fund's assets allocated to the Adviser. Prior to joining the Adviser in 2005, Mr. Pivik was a Managing Director for Potomac Asset Management since 2003. From 2000 to 2002, Mr. Pivik was the Chief Financial Officer for PEsource, Inc. Mr. Pivik has over 16 years of investment experience in the institutional alternative investment community.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                           SEI OPPORTUNITY FUND, L.P.

                          SUPPLEMENT DATED JULY 8, 2005
     TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 21, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

At a meeting held on June 22, 2005, the Board of Directors of the SEI Opportunity Fund, L.P. (the "Fund") and SEI Opportunity Master Fund, L.P. (the "Master Fund") authorized SEI Investments Management Corporation ("SIMC") to directly manage a portion of the assets of the Fund and the Master Fund without utilizing an investment sub-adviser. The current sub-adviser to the Fund and Master Fund is Pacific Alternative Asset Management Company ("PAAMCO"). The Board granted SIMC the authority to determine in SIMC's discretion the portion of the portfolio that will be managed directly by SIMC, and the portion that will be allocated to PAAMCO. It is expected that SIMC will take on direct management responsibilities for larger portions of the portfolio over time. This change was approved by the Board based upon a review of SIMC's investment personnel and capabilities, and in consideration of concerns that the growth of the Fund and Master Fund will make it increasingly difficult, due to regulatory limitations on the Fund's investments, for PAAMCO to fully implement its desired investment program. These actions do not reflect dissatisfaction by SIMC or the Board with the investment performance of PAAMCO.

Accordingly, the first paragraph under the section entitled "Additional Information on Investment Techniques of Hedge Funds and Related Risks" on page 2 is hereby deleted and replaced with the following:

      As discussed in the Prospectus, the Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which in turn invests its assets in Hedge Funds, many of which will pursue "hedged" investment strategies. SEI Investments Management Corporation, the investment adviser to the Fund and the Master Fund (the "Adviser"), oversees the investment advisory services provided to the Fund and the Master Fund and is responsible for the day-to-day investment management of a portion of the Fund's and the Master Fund's assets. In providing its services, the Adviser manages a portion of the assets directly, and has delegated the investment management of the remainder of the assets to the sub-adviser. Pacific Alternative Asset Management Company, LLC (the "Sub-Adviser" and, together with the Adviser, the "Investment Advisers") serves as sub-adviser to a portion of the assets of the Fund and the Master Fund and is responsible for the day-to-day investment management of Hedge Fund investments within the portion of the Fund's and the Master Fund's assets allocated to it by the Adviser. Additional information regarding the types of securities and financial instruments in which the managers of the Hedge Funds ("Hedge Fund Managers") may invest the assets of Hedge Funds, and certain of the investment techniques that may be used by Hedge Fund Managers, are set

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      forth below. As there is no limit on the types of investments the Hedge
      Funds may make, however, this cannot be a comprehensive description. Any decision to invest in this Fund should take into account the possibility that the Hedge Funds may make virtually any kind of investment, and be subject to related risks, which can be substantial.

In addition, the first and second paragraphs of the sub-section "The Adviser and Sub-Adviser" on page 21 under the section entitled "Investment Advisory and Other Services" is hereby deleted and replaced with the following:

      As detailed in the Prospectus, the Adviser is the investment adviser of the Fund and the Master Fund and as such, has responsibility for the management of the Fund's and the Master Fund's affairs, under the supervision of the Board. The Adviser is responsible for managing a portion of the investment portfolios of the Fund and the Master Fund on a day-to-day basis. In providing its services, the Adviser manages a portion of the assets directly, and has delegated the investment management of the remainder of the assets to the Sub-Adviser. The Adviser is a wholly owned subsidiary of SEI Investments Company, a financial services company ("SEI Investments"). SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. The Adviser and its affiliates serve as an adviser to more than eight investment companies, including more than 70 funds. As of March 31, 2005, the Adviser had approximately $71.4 billion in assets under management.

      The Sub-Adviser manages, on a day-to-day basis, the portion of the investment portfolios of the Fund and the Master Fund allocated to it by the Adviser on a day-to-day basis, under the general oversight of the Adviser and the Board of Directors. The Sub-Adviser was founded in March 2000 and is a hedge fund of funds provider positioned to provide asset management and investment services to institutional investors. The Sub-Adviser currently serves as investment manager or sub-adviser to more than 81 different accounts, including more than 33 funds, with a total of more than $7.1 billion in assets under management as of March 31, 2005. The Sub-Adviser is a California limited liability company with four members, Jane Buchan, Judy Posnikoff, Jim Berens and Bill Knight (each, a "Member"), who also serve as Managing Directors of the Sub-Adviser. The four Members own 100% of the Sub-Adviser.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE